United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Quarter ended 7/31/09

Item 1.                      Schedule of Investments

Federated Capital Appreciation Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--94.3%
		Consumer Discretionary--9.9%
747,300		Advance Auto Parts, Inc.	$34,547,679
97,100		Magna International, Inc., Class A	4,948,216
956,090		McDonald's Corp.	52,642,316
577,400		Target Corp.	25,186,188
2,775,916		Wendy's / Arby's Group Inc.	12,713,695
436,600		Yum! Brands, Inc.	15,481,836
		TOTAL	145,519,930
		Consumer Staples--11.8%
439,900		General Mills, Inc.	25,914,509
689,400		Kellogg Co.	32,746,500
1,887,000		Kroger Co.	40,344,060
497,521		Nestle S.A.	20,475,341
1,076,300		Wal-Mart Stores, Inc.	53,685,844
		TOTAL	173,166,254
		Energy--9.2%
185,300		Apache Corp.	15,555,935
332,800		Chevron Corp.	23,119,616
408,697		Exxon Mobil Corp.	28,768,182
450,500	1	Petroleo Brasileiro SA, ADR	18,578,620
321,700		Schlumberger Ltd.	17,210,950
226,800	1	Transocean Ltd.	18,073,692
358,450		XTO Energy, Inc.	14,420,444
		TOTAL	135,727,439
		Financials--10.0%
255,300		Bank of New York Mellon Corp.	6,979,902
254,400		Goldman Sachs Group, Inc.	41,543,520
858,261		Invesco Ltd.	16,950,655
727,500		J.P. Morgan Chase & Co.	28,117,875
545,600		MetLife, Inc.	18,523,120
1,664,500		U.S. Bancorp	33,972,445
		TOTAL	146,087,517
		Health Care--15.1%
596,500		Abbott Laboratories	26,836,535
358,700	1	Amgen, Inc.	22,350,597
934,000		Baxter International, Inc.	52,649,580
276,600		Becton, Dickinson & Co.	18,020,490
243,100	1	Celgene Corp.	13,846,976
397,600	1	Community Health Systems, Inc.	11,260,032
488,900		Johnson & Johnson	29,769,121
379,500		Teva Pharmaceutical Industries Ltd., ADR	20,242,530
924,300		UnitedHealth Group, Inc.	25,935,858
		TOTAL	220,911,719
		Industrials--9.2%
288,100		Lockheed Martin Corp.	21,538,356
638,600		Norfolk Southern Corp.	27,619,450
696,400		Raytheon Co.	32,695,980
877,300		Tyco International Ltd.	26,512,006
494,900		United Technologies Corp.	26,957,203
		TOTAL	135,322,995
		Information Technology--18.9%
105,400	1	Apple, Inc.	17,221,306
1,285,700	1	Broadcom Corp.	36,295,311
1,139,533	1	Cisco Systems, Inc.	25,081,121
2,295,600	1	EMC Corp.	34,571,736
638,200	1	Electronic Arts, Inc.	13,702,154
443,600		Hewlett-Packard Co.	19,207,880
240,700		IBM Corp.	28,385,751
1,428,300		Intel Corp.	27,494,775
1,197,600		Microsoft Corp.	28,167,552
690,100	1	Oracle Corp.	15,271,913
705,700		Qualcomm, Inc.	32,610,397
		TOTAL	278,009,896
		Materials--2.7%
417,000		Barrick Gold Corp.	14,553,300
147,000		Rio Tinto PLC, ADR	24,634,260
		TOTAL	39,187,560
		Telecommunication Services--1.7%
432,000		AT&T, Inc.	11,331,360
437,100		Verizon Communications, Inc.	14,017,797
		TOTAL	25,349,157
		Utilities--5.8%
721,200		American Electric Power Co., Inc.	22,328,352
798,900		Progress Energy, Inc.	31,508,616
990,200		Southern Co.	31,092,280
		TOTAL	84,929,248
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,175,359,761)	1,384,211,715
		MUTUAL FUND--5.3%
77,234,506	2,3	Prime Value Obligations Fund, Institutional Shares, 0.51% (AT NET ASSET VALUE)	77,234,506
		TOTAL INVESTMENTS – 99.6% (IDENTIFIED COST $1,252,594,267)4

1,461,446,221

OTHER ASSETS AND LIABILITIES – NET – 0.4%5

5,533,202

TOTAL NET ASSETS – 100%

$
1,466,979,423

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At July 31, 2009, the cost of investments for federal tax purposes was $1,252,594,267. The net unrealized appreciation of investments for federal tax purposes was $208,851,954. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $213,512,437 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,660,483.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$1,202,032,145	$---	$---	$1,202,032,145
International	182,179,570	---	---	182,179,570
Mutual Fund	77,234,506	---	---	77,234,506
TOTAL SECURITIES	$1,461,446,221	$---	$---	$1,461,446,221

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Kaufmann Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Shares or Principal Amount			Value in U.S. Dollar
		COMMON STOCKS--90.5%
		Consumer Discretionary--4.8%
1,275,541	1,2	ATA, Inc., ADR	$10,905,876
343,200		Advance Auto Parts, Inc.	15,866,136
403,100	1,2,3,4	B2W Companhia Global Do Varejo, GDR	18,925,545
3,009,050		Bharat Forge Ltd.	13,366,583
533,450	1,2	Bridgepoint Education, Inc.	9,687,452
2,954,800	1	Cia Hering	24,309,891
744,895	1	Dolan Media Co.	10,152,919
250,000	1,2	Focus Media Holding Ltd., ADR	2,187,500
14,000,000	1,2	Ford Motor Co.	112,000,000
49,100		Harman International Industries, Inc.	1,211,788
1,000,000	1,3,4	Hydrogen Corp.	21,000
200,000	1	Imax Corp.	1,800,000
50,184		Marriott International, Inc., Class A	1,080,974
2,454,347	5	National CineMedia, Inc.	36,103,444
100,000	1,2	New Oriental Education & Technology Group, Inc., ADR	7,350,000
2,115,500	1	New World Department Store China	1,842,520
3,754,900		Parkson Retail Group Ltd.	6,279,121
594,003		Regis Corp.	8,114,081
12,089,364	1,5	Restoque Comercio e Confeccoes de Roupas SA	25,853,712
885,200	1	SEB - Sistema Educacional Brasileiro SA	7,538,967
50,000		Starwood Hotels & Resorts Worldwide, Inc.	1,180,500
		TOTAL	315,778,009
		Consumer Staples--3.4%
256,200		Anheuser-Busch InBev NV	10,193,489
100,000	2	Costco Wholesale Corp.	4,950,000
1,057,000	1,2	Heckmann Corp.	3,805,200
7,450,000	1	Hypermarcas SA	108,530,618
500,000		Kellogg Co.	23,750,000
1,600,000	2	Philip Morris International, Inc.	74,560,000
		TOTAL	225,789,307
		Energy--2.6%
4,943,000	1	Atlas Acquisition Holdings Corp.	49,751,295
4,099,731	1,2	Dresser-Rand Group, Inc.	119,343,169
72,047	1	Southwestern Energy Co.	2,984,907
		TOTAL	172,079,371
		Financials--19.2%
801,050		Ace Ltd.	39,299,513
310,859	1,2	Alleghany Corp.	84,087,360
1,473,100	2	American Express Co.	41,732,923
255,598	2	Annaly Capital Management, Inc.	4,306,826
820,246	2	Axis Capital Holdings Ltd.	23,344,201
1,672,400	1	BR Malls Participacoes	17,389,554
500,000		Bank of America Corp.	7,395,000
1,700,000		Bank of New York Mellon Corp.	46,478,000
200,000	2	Blackrock, Inc.	38,108,000
8,718,450	1,5	Brasil Brokers Participacoes	24,065,399
1,600,000	2	Brookfield Asset Management, Inc., Class A	33,664,000
3,000,000	1,2,5	Capitol Acquisition Corp.	29,370,000
58,468,200	2,5	Chimera Investment Corp.	209,316,156
1	1,3,6	FA Private Equity Fund IV LP	901,103
625,000	2	Goldman Sachs Group, Inc.	102,062,500
500,000	1	Government Properties Income Trust	9,815,000
350,000	2	Greenhill & Co., Inc.	26,362,000
1,347,650		Housing Development Finance Corp. Ltd.	71,528,034
1	3,6	Incuvest LLC	0
1	1,3,6	Infrastructure Fund	20,770
3,348,100	2	J.P. Morgan Chase & Co.	129,404,065
1,239,632	1	LPS Brasil Cons De Imoveis	8,238,744
2,500,000		Morgan Stanley	71,250,000
27,847,407		PT Bank Central Asia	10,591,835
1	1,3,6	Peachtree Leadscope LLC, Class C	3,250,000
1	3,6	Peachtree Leadscope LLC, Class A and B	0
2,504,100		Power Finance Corp.	12,115,771
1	3,6	Rocket Ventures II	65,870
2,209,767		Rural Electrification Corp. Ltd.	9,309,133
1,223,200	2	State Street Corp.	61,526,960
840,450		Transatlantic Holdings, Inc.	39,761,689
4,000,000	2	Wells Fargo & Co.	97,840,000
1,000,000	2	Willis Group Holdings Ltd.	24,920,000
		TOTAL	1,277,520,406
		Health Care--29.4%
11,850,860	1,2,5	Alkermes, Inc.	122,300,875
1,247,072	2	Allergan, Inc.	66,631,057
1	3,6	Apollo Investment Fund V	5,689,165
1	6	Ardais Corp.	0
1	6	Ardais Corp.	0
14,911,179	1,2,5	Arena Pharmaceuticals, Inc.	76,047,013
1,208,261	1,2	Athenahealth, Inc.	44,633,161
3,500,000	1,2,5	Auxilium Pharmaceutical, Inc.	108,255,000
500,000		Baxter International, Inc.	28,185,000
3,250,000	1,2	BioMarin Pharmaceutical, Inc.	53,332,500
500,000	1,2	Cephalon, Inc.	29,325,000
274,595	1,2	Chindex International, Inc.	3,577,973
185,980	1	Chindex International, Inc.	2,423,319
600,000	1,3,4,5	Conceptus, Inc.	10,074,000
3,634,700	1,2,5	Conceptus, Inc.	61,026,613
625,000	3	Conceptus, Inc.	10,493,750
714,286	3,5	Conceptus, Inc.	11,992,862
500,000	1,3,6	Cortek, Inc.	0
7,400,000	1,2,5	Cubist Pharmaceuticals, Inc.	147,038,000
958,891	1,2	Cypress Biosciences, Inc.	8,476,596
200,000	1,2	DaVita, Inc.	9,940,000
1	3,6	Denovo Ventures I LP	4,123,776
4,916,800	1,2,5	Dexcom, Inc.	31,762,528
126,065	1	Dexcom, Inc. Restricted	814,380
1,367,900		Dishman Pharmaceuticals & Chemicals Ltd.	5,284,744
552,681	1	Durect Corp.	1,271,166
11,355,088	1,5	Dyax Corp.	43,035,784
3,555,556	1	Endologix, Inc.	17,173,335
6,915,528	1,2,3,5	Endologix, Inc.	33,402,000
5,081,706	1,5	Epigenomics AG	21,728,857
1,045,170	1,2	Express Scripts, Inc., Class A	73,203,707
100,000	1,2	Genoptix, Inc.	3,131,000
36,514	1	Halozyme Therapeutics, Inc.	257,789
523,900		Hikma Pharmaceuticals PLC	3,804,710
1,248,000	1	Human Genome Sciences, Inc.	17,846,400
4,000,000	1,2	Illumina, Inc.	144,560,000
2,545,895	1,2,5	Insulet Corp.	17,057,497
6,880,757	1,2,5	Isis Pharmaceuticals, Inc.	125,780,238
1	3,6	Latin Healthcare Fund	932,259
175,620	1,2	LifeWatch AG	3,097,775
1,816,541	1,2	Masimo Corp.	44,414,427
2,339,242	1,2,5	Momenta Pharmaceuticals, Inc.	25,380,776
3,453,301	1,2,5	Monogram Biosciences, Inc.	15,643,454
500,000	1,2	Mylan Laboratories, Inc.	6,595,000
1,000,000	1,2	Nektar Therapeutics	7,080,000
3,249,239	1,5	Neurocrine Biosciences, Inc.	10,365,072
100,000	1,2	NuVasive, Inc.	4,139,000
3,600,000	1,5	OSI Pharmaceuticals, Inc.	121,644,000
2,459,000	1,2,5	Orexigen Therapeutics, Inc.	20,114,620
5,049,212	1,5	Orthovita, Inc.	32,870,370
1	3,6	Peachtree Velquest	0
352,440	1,2	Pharmacyclics, Inc.	472,270
2,112,855		Piramal Healthcare Ltd.	13,717,034
4,279,233	1,5	Progenics Pharmaceuticals, Inc.	24,306,043
1,487,298	1,2	Protalix Biotherapeutics, Inc.	10,336,721
379,300	1,2	Regeneron Pharmaceuticals, Inc.	8,132,192
1,917,233	1,5	Repligen Corp.	10,295,541
500,000	1,2	ResMed, Inc.	20,500,000
1,000,000	1,2	Savient Pharmaceuticals, Inc.	15,590,000
2,000,000		Schering Plough Corp.	53,020,000
2,596,500	1,2	Seattle Genetics, Inc.	31,287,825
274	1,6	Soteira, Inc.	151
2,166,300	1,2,5	Spectrum Pharmaceuticals, Inc.	14,514,210
7,738,820	1,2,5	Vical, Inc.	27,627,587
5,575,809	1,2	Warner Chilcott Ltd., Class A	84,194,716
		TOTAL	1,949,950,838
		Industrials--11.0%
1,090,900		Actuant Corp.	14,007,156
300,000	1,2	Aecom Technology Corp.	9,720,000
1,150,500		Bharat Heavy Electricals Ltd.	53,566,032
1,489,940	2	CLARCOR, Inc.	49,331,913
500,000	1,2	CoStar Group, Inc.	18,365,000
82,624		Con-way, Inc.	3,763,523
401,100	1,2	Copart, Inc.	14,162,841
1,180,873		Crompton Greaves Ltd.	7,215,762
200,000		Cummins, Inc.	8,602,000
1,700,000	2	Expeditors International Washington, Inc.	57,681,000
1,000,000	2	FedEx Corp.	67,840,000
531,127	1,2	First Solar, Inc.	82,000,698
500,000	2	Genco Shipping & Trading Ltd.	11,955,000
681,656	1	GeoEye, Inc.	16,905,069
400,000	1,2	IHS, Inc., Class A	19,976,000
600,000	1,2	Iron Mountain, Inc.	17,526,000
11,933,100	1,2	Jet Blue Airways Corp.	60,978,141
3,408,864		Max India Ltd.	14,804,920
344,055	2	Norfolk Southern Corp.	14,880,379
400,000		Precision Castparts Corp.	31,924,000
800,000	1	Quanta Services, Inc.	18,648,000
500,000	2	Rockwell Collins	21,100,000
3,000,000	1,2	Ryanair Holdings PLC, ADR	84,930,000
98,200	1,2	Terex Corp.	1,490,676
10,000	1	TransDigm Group, Inc.	382,900
500,000	2	Union Pacific Corp.	28,760,000
		TOTAL	730,517,010
		Information Technology--9.9%
358,500		Advantest Corp.	7,823,540
981,607	1,2	Affiliated Computer Services, Inc., Class A	46,537,988
50,000	1	Amdocs Ltd.	1,196,000
1,125,000	1	Blackboard, Inc.	38,216,250
3,838,686	1	Cia Brasileira de Meios de Pagamentos	36,828,342
3,000,000	1,2	Comverse Technology, Inc.	23,730,000
1,059,322	3,6	Expand Networks Ltd.	0
2,139,600	1	Flextronics International Ltd.	11,382,672
5,039,500	1,3,4	Inotera Memories, Inc., GDR	26,255,795
13,553,200	1	Inspur International Ltd.	2,325,889
600,000	2	Lender Processing Services	20,508,000
1,142,066	1	MSCI, Inc., Class A	31,920,745
926,630	1,2	ManTech International Corp., Class A	49,389,379
487,500	2	Mastercard, Inc.	94,589,625
1,600,000	2	Microchip Technology, Inc.	43,088,000
1,000,000	1	Microsemi Corp.	13,650,000
2,200,000	1	NIC, Inc.	16,698,000
76,880		Nintendo Corp. Ltd.	20,791,114
3,400,000	1,2	ON Semiconductor Corp.	24,820,000
1	3,6	Peachtree Open Networks	0
1,070,000	1,2,5	RADWARE Ltd.	9,737,000
3,709,800	1	Redecard SA	55,177,248
1	3,6	Sensable Technologies, Inc. (Bridge Loan)	100,280
3,751,199	3,6	Sensable Technologies, Inc.	0
924,042	1,2	Solera Holdings, Inc.	24,884,451
1,523,200	1,5	TNS, Inc.	34,926,976
2,943,800	1	Telecity Group PLC	16,571,879
446,600	1	ValueClick, Inc.	5,135,900
		TOTAL	656,285,073
		Materials--6.9%
2,250,000	2	Dow Chemical Co.	47,632,500
762,000	2	Ecolab, Inc.	31,630,620
36,367,300	1	Huabao International Holdings Ltd.	38,384,851
369,050	1,2	Intrepid Potash, Inc.	9,322,203
50,370,600	1	Lee & Man Paper Manufacturing Ltd.	79,162,574
500,000		Monsanto Co.	42,000,000
505,150	1	Mosaic Co./The	26,343,573
1,240,000		Newmont Mining Corp.	51,274,000
39,294,300		Nine Dragons Paper Holdings Ltd.	40,510,894
50,000		Nucor Corp.	2,223,500
480,000		Potash Corp. of Saskatchewan, Inc.	44,644,800
1,000,000	2	Sociedad Quimica Y Minera de Chile, ADR	35,790,000
756,500		Steel Dynamics, Inc.	12,376,340
		TOTAL	461,295,855
		Telecommunication Services--1.5%
1,000,000		CenturyTel, Inc.	31,390,000
1,458,400		NTELOS Holdings Corp.	22,590,616
3,400,000	1,2	TW Telecom, Inc.	33,660,000
1,500,000		Windstream Corp.	13,155,000
		TOTAL	100,795,616
		Utilities--1.8%
146,559	1	BF Utilities Ltd.	2,377,037
3,674,770	1	China Resources Power Holdings Co. Ltd.	9,506,924
1,643,610	1,3,4	EDP Renovaveis SA	16,876,352
1,284,500	2	ITC Holdings Corp.	61,270,650
1,425,300	2	Northeast Utilities Co.	32,796,153
		TOTAL	122,827,116
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,012,810,932)	6,012,838,601
		WARRANTS--0.1%
		Consumer Discretionary--0.0%
250,000	1,6	Hydrogen Corp., 5/5/2011	0
870,000	1,6	Hydrogen Corp., 10/23/2013	0
200,000	1,6	Hydrogen Corp., 8/22/2013	0
		TOTAL	0
		Health Care--0.1%
1,500,000	1	Advancis Pharmaceutical Corp., 4/12/2012	509,171
157,125	1	Clinical Data, Inc., 5/24/2012	8,055
857,143	1	Cyclacel Pharmaceuticals, Inc., 4/28/2013	400,445
242,091	1	Cyclacel Pharmaceuticals, Inc., 2/17/2014	39,144
1,042,038	1	Favrille, Inc., 11/7/2012	2
461,121	1	Favrille, Inc., 3/7/2011	3
416,580	1	Metabasis Therapeutics, Inc., 4/15/2013	64,879
222,650	1	Pharmacopeia, Inc., 4/19/2011	26,876
1	1,6	Sanarus Medical, Inc., 11/15/2013	0
978,500	1	Spectrum Pharmaceuticals, Inc., 2/25/2010	2,605,941
4,211,677	1	Vasogen, Inc., 11/8/2011	4,498
1,874,085	1	Vical, Inc., 2/21/2010	3,137,691
		TOTAL	6,796,705
		TOTAL WARRANTS (IDENTIFIED COST $797,062)	6,796,705
		PREFERRED STOCKS--1.6%
		Consumer Discretionary--0.8%
307,300		Autoliv, Inc., Conv. Pfd.	15,217,496
41,472	1,3,4	Callaway Golf Co., Conv. Pfd., Series B	4,655,232
153,800		Johnson Controls, Inc., Conv. Pfd., $3.10 Annual Dividend	19,994,000
9,490	3,4	Lodgenet Entertainment, Conv. Pfd., Series B	12,005,799
		TOTAL	51,872,527
		Health Care--0.6%
1,694,915	3,6	Ardais Corp., Conv. Pfd.	0
790,960	3,6	Ardais Corp., Conv. Pfd., Series C	0
6,461,352		Bellus Health, Inc., Conv. Pfd., Series A	1,809,179
446,816	3,6	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	3,6	Cortex, Inc., Pfd., Series D	0
42,000		Mylan Laboratories, Inc., Conv. Pfd.	37,044,000
1,058,043	3,6	Sanarus Medical, Inc., Pfd., Series A	0
1,448,436	3,6	Sanarus Medical, Inc., Pfd., Series B	0
4,456,271	3,6	Sanarus Medical, Inc., Pfd., Series C	0
3,555,987	6	Sanarus Medical, Inc., Pfd., Series D	0
1,408,979	6	Sanarus Medical, Inc., Pfd., Series E	0
958,744	6	Soteira, Inc., Pfd.	527,309
		TOTAL	39,380,488
		Information Technology--0.0%
679,348	3,6	Multiplex, Inc., Pfd., Series C	0
		Utilities--0.2%
328,000	1	FPL Group, Inc., Pfd.	16,922,832
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $123,725,734)	108,175,847
		CORPORATE BONDS--5.8%
		Consumer Discretionary--1.0%
$900,000		Best Buy Co., Inc., Conv. Bond, 2.25%, 1/15/2022	912,375
6,786,000		Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	6,531,525
3,733,500		D. R. Horton, Inc., Company Guarantee, 4.875%, 1/15/2010	3,742,834
1,970,832		GameStop Corp., Company Guarantee, 8.00%, 10/1/2012	2,010,249
722,050	6	Hydrogen Corp., 12.00%, 8/15/2009	144,410
5,154,000		Johnson Controls, Inc., Conv. Bond, 6.50%, 9/30/2012	12,394,906
492,000	3,4	Limited Brands, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	496,657
4,914,000	2	Limited Brands, Inc., Sr. Unsecd. Note, 6.125%, 12/1/2012	4,800,103
5,000,000		Penn National Gaming, Inc., Company Guarantee, 6.875%, 12/1/2011	4,937,500
15,107,000	2	Regis Corp., Conv. Bond, 5.00%, 7/15/2014	16,817,868
2,969,000		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsecd. Note, 7.875%, 10/15/2014	2,957,258
5,000,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	5,150,000
6,701,500	3,4	Wendy's / Arby's Group INC, Sr. Unsecd. Note, 10.00%, 7/15/2016	6,936,053
		TOTAL	67,831,738
		Energy--0.2%
3,449,000		Sesi LLC, 1.50%, 12/15/2026	2,867,778
5,000,000		Transocean Ltd., Conv. Bond, Series A, 1.625%, 12/15/2037	4,834,530
5,000,000		Transocean Ltd., Conv. Bond, Series B, 1.50%, 12/15/2037	4,684,040
		TOTAL	12,386,348
		Financials--0.9%
8,448,000	3,4	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	9,481,190
7,000,000		Boston Properties LP, Conv. Bond, 2.875%, 2/15/2037	6,464,759
9,311,000	3,4	Digital Realty Trust, Inc., Conv. Bond, 5.50%, 4/15/2029	10,251,132
983,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	907,857
12,723,000	3,4	GLG Partners, Inc., Conv. Bond, Series 144A, 5.00%, 5/15/2014	14,693,157
5,044,000		HRPT Properties Trust, Sr. Secd. Note, 6.95%, 4/1/2012	4,729,315
7,620,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	5,918,195
6,300,000	2	Washington REIT, Conv. Bond, 3.875%, 9/15/2026	6,031,462
2,982,000		Washington REIT, Conv. Bond, Series 1, 3.875%, 9/15/2026	2,854,892
		TOTAL	61,331,959
		Health Care--1.1%
9,401,000	2	CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	8,380,991
3,374,000		Cephalon, Inc., Conv. Bond, 2.50%, 5/1/2014	3,512,671
3,000,000		Charles River Laboratories International, Inc., 2.25%, 6/15/2013	2,753,853
1,718,000		Chemed Corp., Conv. Bond, 1.875%, 5/15/2014	1,425,974
3,415,000		Cubist Pharmaceuticals, Inc., 2.25%, 6/15/2013	3,191,403
29,646,000		Insulet Corp., Sr. Unsecd. Note, 5.375%, 6/15/2013	13,839,049
19,800,000	3,4	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	26,792,568
2,538,000		Kendle International, Inc., Conv. Bond, 3.375%, 7/15/2012	2,025,299
5,908,900		Nektar Therapeutics, Conv. Bond, 3.25%, 9/28/2012	4,635,532
609,591	6	Sanarus Medical, Inc., 7.00%, 5/15/2050	0
2,544,000		Wilson Greatbatch Technology, Inc., 2.25%, 6/15/2013	2,431,097
8,450,000	2	Wright Medical Group, Inc., 2.625%, 12/1/2014	6,447,350
		TOTAL	75,435,787
		Industrials--1.1%
4,477,000		Charles River Associates, Inc., Conv. Bond, 2.875%, 6/15/2034	4,141,673
6,700,000	3,4	Covanta Holding Corp., Conv. Bond, Series 144A, 3.25%, 6/1/2014	7,323,100
10,290,000		Griffon Corp., 4.00%, 7/18/2023	9,931,908
1,100,000	2	Ingersoll-Rand PLC, 4.50%, 4/15/2012	1,919,676
10,000,000		Iron Mountain, Inc., Company Guarantee, 8.625%, 4/1/2013	10,050,000
6,306,000		Jet Blue Airways Corp., Conv. Bond, Series A, 6.75%, 10/15/2039	7,706,878
6,306,000		Jet Blue Airways Corp., Conv. Bond, Series B, 6.75%, 10/15/2039	7,650,124
13,331,000		Quanta Services, Inc., Conv. Bond, 3.75%, 4/30/2026	15,429,299
5,000,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	4,395,875
5,403,200		SunPower Corp., Conv. Bond, 0.75%, 8/1/2027	5,079,165
		TOTAL	73,627,698
		Information Technology--1.2%
4,700,000		Arris Group, Inc., Conv. Bond, 2.00%, 11/15/2026	4,686,008
24,802,000	3,4	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	4,836,390
4,218,000	3,4	Comtech Telecommunications Corp., Conv. Bond, 3.00%, 5/1/2029	4,495,123
6,686,000		DST Systems, Inc., Conv. Bond, Series A, 4.125%, 8/15/2023	7,048,381
2,145,000		Diodes, Inc., 2.25%, 10/1/2026	1,966,394
1,770,000		EarthLink Network, Inc., Conv. Bond, 3.25%, 11/16/2026	1,918,326
7,191,000		FEI Co., 2.875%, 6/1/2013	7,388,968
5,855,000		Flextronics International Ltd., Conv. Bond, 1.00%, 8/1/2010	5,634,460
3,752,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	3,910,222
6,969,000		Lawson Software Inc., 2.50%, 4/15/2012	6,344,111
4,923,750	2	Maxtor Corp., Conv. Bond, 6.80%, 4/30/2010	4,962,943
1,465,000	3,4	Mentor Graphics Corp., Conv. Bond, 6.25%, 3/1/2026	1,289,039
11,770,000		Netapp, Inc. , Conv. Bond, 1.75%, 6/1/2013	11,449,397
985,000		Sandisk Corp., Conv. Bond, 1.00%, 5/15/2013	694,687
5,000,000		Symantec Corp., Conv. Bond, 0.75%, 6/15/2011	5,126,150
6,785,969	2	Tech Data Corp., Conv. Bond, 2.75%, 12/15/2026	6,565,425
		TOTAL	78,316,024
		Materials--0.1%
2,704,000	3,4	Shengdatech, Inc., Conv. Bond, 6.00%, 6/1/2018	2,228,274
1,672,000		Steel Dynamics, Inc., Conv. Bond, 5.125%, 6/15/2014	2,022,284
		TOTAL	4,250,558
		Telecommunication Services--0.1%
7,848,000	3,4	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	8,516,650
		Utilities--0.1%
2,955,000		Aquila, Inc., Sr. Unsecd. Note, 7.95%, 2/1/2011	3,094,148
1,566,000		Exelon Corp., 6.75%, 5/1/2011	1,663,308
		TOTAL	4,757,456
		TOTAL CORPORATE BONDS (IDENTIFIED COST $367,556,267)	386,454,218
		CORPORATE NOTES--0.4%
		Information Technology--0.3%
17,139,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	16,363,975
		Materials--0.1%
7,055,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012	8,193,183
		TOTAL CORPORATE NOTES (IDENTIFIED COST $19,869,760)	24,557,158
		U.S. TREASURY--0.3%
15,000,000	7	United States Treasury Bill, 0.180%, 10/1/2009	14,996,005
3,500,000	7	United States Treasury Bill, 0.145%, 10/29/2009	3,498,499
		TOTAL U.S. TREASURY (IDENTIFIED COST $18,493,705)	18,494,504
		MUTUAL FUND—27.3%
1,809,915,688	5,8,9	Prime Value Obligations Fund, Institutional Shares, 0.51% (AT NET ASSET VALUE)	1,809,915,688
		TOTAL INVESTMENTS—126.0% (IDENTIFIED COST $7,353,169,148)10	8,367,232,721
		OTHER ASSETS AND LIABILITIES – NET– (26.0)%11	(1,724,154,012)
		TOTAL NET ASSETS—100%	$6,643,078,709
		SCHEDULE OF SECURITY SOLD SHORT
300,000		Time Warner Cable, Inc. (Proceeds $7,484,628)	$9,918,000

At July 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Purchased:
8/3/2009	996,794 Brazilian Real	$532,276	$534,259	$ 1,983
8/4/2009	719,264,919 Japanese Yen	$7,524,715	$7,601,214	$76,499
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$78,482

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
	As of July 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned		Market Value of Collateral
	$1,659,990,688		$1,740,724,330
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $257,124,891, which represented 3.9% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $186,153,056, which represented 2.8% of total net assets.

	Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2009, is as follows:
	Security		Acquisition Date	Acquisition Cost		Market Value
	Apollo Investment Fund V		5/18/2001	$580,812		$5,689,165
	Ardais Corp., Conv. Pfd.		3/2/2001 – 3/8/2001	9,999,999		---
	Ardais Corp., Conv. Pfd., Series C		12/18/2002	4,666,664		---
	Conceptus, Inc.		4/10/2001	5,000,000		11,992,862
	Conceptus, Inc.		8/11/2005	4,500,000		10,493,750
	Cortek, Inc.		2/29/2000	---		---
	Cortek, Inc., Conv. Pfd., Series D2		3/31/2003	---		---
	Cortex, Inc., Pfd., Series D		6/18/2001	---		---
	Denovo Ventures I LP		3/9/2000	3,332,145		4,123,776
	Endologix, Inc.		12/8/2003 – 7/30/2009	29,380,119		33,402,000
	Expand Networks Ltd.		9/22/2000	2,500,000		---
	FA Private Equity Fund IV LP		3/4/2002	690,660		901,103
	Incuvest LLC		1/6/2000	5,000,000		---
	Infrastructure Fund		8/11/2000	410,088		20,770
	Latin Healthcare Fund		11/28/2000	---		932,259
	Multiplex, Inc., Pfd., Series C		2/22/2001	5,000,001		---
	Peachtree Leadscope LLC, Class C		4/30/2002	3,000,000		3,250,000
	Peachtree Leadscope LLC, Class A & B		6/30/2000	712,054		---
	Peachtree Open Networks		10/5/2000	892,599		---
	Peachtree Velquest		9/14/2000	494,382		---
	Rocket Ventures II		7/20/1999	10,015,342		65,870
	Sanarus Medical, Inc., Pfd., Series A		11/16/1999 – 11/12/2004	1,561,804		---
	Sanarus Medical, Inc., Pfd., Series B		7/16/2001	2,495,648		---
	Sanarus Medical, Inc., Pfd., Series C		10/23/2003	3,004,288		---
	Sensable Technologies, Inc. (Bridge Loan)		12/16/2003	401,118		100,280
	Sensable Technologies, Inc.		10/15/2004	---		---
5	At July 31, 2009 securities of affiliated companies amounted to $3,291,551,315 which represents 49.5% of total net assets and are listed below.
Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2009	Value	Dividend Income
Alkermes, Inc	5,000,000	6,850,860	---	11,850,860	$122,300,875	$---
Arena Pharmaceuticals, Inc.	8,000,000	7,995,037	1,083,858	14,911,179	76,047,013	---
Auxilium Pharmaceutical, Inc.	3,000,000	500,000	---	3,500,000	108,255,000	---
Brasil Brokers Participacoes	4,885,000	3,833,450	---	8,718,450	24,065,399	93,326
Capital Acquisition Corp.	---	3,000,000	---	3,000,000	29,370,000	---
Chimera Investment Corp.	14,636,000	44,208,267	376,067	58,468,200	209,316,156	6,141,056
Conceptus, Inc.	600,000	---	---	600,000	10,074,000	---
Conceptus, Inc.	3,634,700	---	---	3,634,700	61,026,613	---
Conceptus, Inc.	714,286	---	---	714,286	11,992,862	---
Cubist Pharmaceuticals, Inc.	2,955,039	4,444,961	---	7,400,000	147,038,000	---
Dexcom, Inc.	---	4,916,800	---	4,916,800	31,762,528	---
Dyax Corp.	6,500,000	4,855,088	---	11,355,088	43,035,784	---
Endologix, Inc.	4,046,250	2,869,278	---	6,915,528	33,402,000	---
Epigenomics AG	5,081,706	---	---	5,081,706	21,728,857	---
Government Obligations Fund, Institutional Shares	243,685,058	55,665,720	299,350,778	---	---	91,065
Insulet Corp.	2,545,895	---	---	2,545,895	17,057,497	---
Isis Pharmaceuticals, Inc.	6,880,757	---	---	6,880,757	125,780,238	---
Momenta Pharmaceuticals, Inc.	2,175,000	293,900	129,658	2,339,242	25,380,776	---
Monogram Biosciences, Inc.	23,198,600	3,453,301	23,198,600	3,453,301	15,643,454	---
National CineMedia, Inc.	1,900,000	554,347	---	2,454,347	36,103,444	1,093,157
Neurocrine Biosciences, Inc.	3,900,000	---	650,761	3,249,239	10,365,072	---
OSI Pharmaceuticals, Inc.	3,500,000	100,000	---	3,600,000	121,644,000	---
Orexigen Therapeutics, Inc.	---	2,459,000	---	2,459,000	20,114,620	---
Orthovita, Inc.	776,280	4,272,932	---	5,049,212	32,870,370	---
Prime Value Obligations Fund, Institutional Shares	1,229,775,082	2,917,490,484	2,337,349,878	1,809,915,688	1,809,915,688	5,680,723
Progenics Pharmaceuticals, Inc.	3,000,000	1,279,233	---	4,279,233	24,306,043	---
RADWARE Ltd.	1,070,000	---	---	1,070,000	9,737,000	---
Repligen Corp.	1,000,000	917,233	---	1,917,233	10,295,541	---
Restoque Comercio e Confeccoes de Roupas SA	12,156,700	---	67,336	12,089,364	25,853,712	1,475,777
Spectrum Pharmaceuticals, Inc.	---	2,166,300	---	2,166,300	14,514,210
TNS, Inc.	1,523,200	---	---	1,523,200	34,926,976	---
Vical	1,696,945	6,041,875	---	7,738,820	27,627,587	---
TOTAL OF AFFILIATED COMPANIES	1,597,836,498	3,078,168,066	2,662,206,936	2,013,797,628	$3,291,551,315	$14,575,104
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Discount rate at time of purchase.
8	7-Day net yield.
9	All or a portion of this security is held as collateral for securities lending.
10
At July 31, 2009, the cost of investments for federal tax purposes was $7,352,265,900. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contracts and short sales was $1,014,966,821. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,403,890,921 and net unrealized depreciation from investments for those securities having an excess of cost over value of $388,924,100.

11
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$4,845,362,299	$---	$15,610,683	$4,860,972,982
International	1,260,041,466	---	---	1,260,041,466
Debt securities
Corporate Bonds	---	386,309,808	144,410	386,454,218
Corporate Notes	---	24,557,158	---	24,557,158
U.S. Treasury	---	18,494,504	---	18,494,504
Warrants	---	6,796,705	---	6,796,705
Mutual Fund	1,809,915,688	---	---	1,809,915,688
Total Securities	$7,915,319,453	$436,158,175	$15,755,093	$8,367,232,721
Other Financial Instruments*	(9,839,518)	---	---	(9,839,518)

* Other financial instruments include security sold short and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of November 1, 2008	$25,286,075
Change in unrealized appreciation/depreciation	(10,026,792)
Net purchases (sales)	476,065
Transfers in and/or out of level 3	19,745
Balance as of July 31, 2009	$15,755,093
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2009.	$(10,026,792)

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt
REIT	--Real Estate Investment Trust

Federated Kaufmann Large Cap Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS—86.7%
		Consumer Discretionary--10.6%
$48,323		Best Buy Co., Inc.	$1,805,831
38,170	1	Kohl's Corp.	1,853,154
280,900		Lennar Corp., Class A	3,325,856
57,354		TJX Cos., Inc.	2,077,935
		TOTAL	9,062,776
		Consumer Staples--3.0%
64,100		Anheuser-Busch InBev NV	2,550,361
		Financials--23.2%
63,300		American Express Co.	1,793,289
68,396		Annaly Capital Management, Inc.	1,152,473
14,500		Goldman Sachs Group, Inc.	2,367,850
56,700		Housing Development Finance Corp. Ltd.	3,009,416
42,280		ICICI Bank Ltd., ADR	1,325,478
48,000		J.P. Morgan Chase & Co.	1,855,200
79,000		Morgan Stanley	2,251,500
24,750		Prudential Financial, Inc.	1,095,682
201,350		Wells Fargo & Co.	4,925,021
		TOTAL	19,775,909
		Health Care--8.9%
30,200		Baxter International, Inc.	1,702,374
110,500		Bristol-Myers Squibb Co.	2,402,270
130,950		Schering Plough Corp.	3,471,485
		TOTAL	7,576,129
		Industrials--15.2%
56,807		Cummins, Inc.	2,443,269
39,800		FedEx Corp.	2,700,032
6,006	1	First Solar, Inc.	927,266
119,300		General Electric Co.	1,598,620
25,600		Precision Castparts Corp.	2,043,136
56,100	1	Ryanair Holdings PLC, ADR	1,588,191
211,350		Southwest Airlines Co.	1,659,098
		TOTAL	12,959,612
		Information Technology--19.8%
12,900	1	Apple, Inc.	2,107,731
305,200	1	Cia Brasileira de Meios de Pagamentos	2,928,088
92,917	1	Cisco Systems, Inc.	2,045,103
95,512	1	MEMC Electronic Materials, Inc.	1,682,921
5,100		Nintendo Corp. Ltd.	1,379,223
111,911	1	Oracle Corp.	2,476,590
149,950	1	Redecard SA	2,230,263
138,400	1	Symantec Corp.	2,066,312
		TOTAL	16,916,231
		Materials--2.3%
46,300		Ecolab, Inc.	1,921,913
		Telecommunication Services--2.4%
47,096	1	America Movil S.A.B. de C.V., Class L, ADR	2,025,599
		Utilities--1.3%
110,000	1,2,3	EDP Renovaveis SA	1,129,464
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,652,311)	73,917,994
		CORPORATE BONDS--6.2%
		Consumer Discretionary--2.7%
$3,047,000		Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013	2,287,249
		Financials--1.2%
1,000,000		Capital One Capital V, 10.25%, 8/15/2039	1,024,817
		Industrials--2.3%
1,100,000		Ingersoll-Rand PLC, 4.50%, 4/15/2012	1,919,676
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,657,665)	5,231,742
		CORPORATE NOTE--1.7%
		Materials--1.7%
1,240,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012 (IDENTIFIED COST $1,240,000)	1,440,049
		PREFERRED STOCK--1.5%
		Utilities--1.5%
25,500	1	FPL Group, Inc., Pfd. (IDENTIFIED COST $1,255,875)	1,315,647
		MUTUAL FUND--2.9%
2,478,386	4,5	Prime Value Obligations Fund, Institutional Shares, 0.51% (AT NET ASSET VALUE)	2,478,386
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $78,284,237)6	84,383,818
		OTHER ASSETS AND LIABLITIES – NET—1.0%7	889,856
		TOTAL NET ASSETS—100%	$85,273,674

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $1,129,464, which represented 1.3% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $1,129,464, which represented 1.3% of total net assets.

4	Affiliated company.
5	7-Day net yield.
6
At July 31, 2009, the cost of investments for federal tax purposes was $78,197,669. The net unrealized appreciation of investments for federal tax purposes was $6,186,149. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,648,431 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,462,282.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$57,067,558	$---	$---	$57,067,558
International	18,166,083	---	---	18,166,083
Debt Securities
Corporate Bonds	---	5,231,742	---	5,231,742
Corporate Note	---	1,440,049	---	1,440,049
Mutual Fund	2,478,386	---	---	2,478,386
Total Securities	$77,712,027	$6,671,791	$---	$84,383,818

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Kaufmann Small Cap Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--89.3%
		Consumer Discretionary--18.2%
90,500		Advance Auto Parts, Inc.	$4,183,815
52,300	1,2,3	B2W Companhia Global Do Varejo, GDR	2,455,485
65,659	1	Bridgepoint Education, Inc.	1,192,367
923,169	1	Central European Media Enterprises Ltd., Class A	19,497,329
700,000	1	ChinaCast Education Corp.	4,165,000
66,629	1,4	Chipotle Mexican Grill, Inc.	6,251,799
137,000		Ctrip.com International Ltd., ADR	7,021,250
400,200		D. R. Horton, Inc.	4,638,318
27,100	1	Deckers Outdoor Corp.	1,832,231
816,800	1,4	Dick's Sporting Goods, Inc.	16,213,480
191,618	1,4	Dolan Media Co.	2,611,753
373,800	1	Fuqi International, Inc.	9,049,698
468,600	4	Geox SpA	3,696,800
250,900	1	LJ International, Inc.	554,489
1,055,500	4	Lennar Corp., Class A	12,497,120
98,172	1	Lululemon Athletica Inc.	1,739,608
963,011	1,4	Meritage Corp.	20,608,435
351,835	4	National CineMedia, Inc.	5,175,493
26,550	1,4	New Oriental Education & Technology Group, Inc., ADR	1,951,425
245,146	1	Orchard Enterprises, Inc.	465,777
871,600	4	Orient-Express Hotel Ltd.	7,713,660
5,240,900	1,2,3,4	Piaggio & C. SpA	10,876,104
77,621		Regis Corp.	1,060,303
109,000	1	SEB - Sistema Educacional Brasileiro SA	928,318
272,200	1,4	Texas Roadhouse, Inc.	3,029,586
1,051,400	1,4	hhgregg, Inc.	19,293,190
		TOTAL	168,702,833
		Consumer Staples--2.3%
223,800	1	Bare Escentuals, Inc.	1,982,868
208,200	1	Heckmann Corp.	749,520
980,000	1	Hypermarcas SA	14,276,511
168,600	1	Seneca Foods Corp., Class A	4,317,846
		TOTAL	21,326,745
		Energy--0.0%
467,500	1,4	Grupo TMM SA de CV, ADR	453,475
		Financials--6.0%
81,258	1,4	Affiliated Managers Group	5,364,653
17,987	1	Alleghany Corp.	4,865,484
223,097	1	BR Malls Participacoes	2,319,754
1,268,550	1	Brasil Brokers Participacoes	3,501,558
1,764,076		Chimera Investment Corp.	6,315,392
462,963	1,2,3	China Housing & Land Development, Inc.	2,805,556
54,575	1	Government Properties Income Trust	1,071,307
94,300	1	Hambrecht Asia Acquisition Corp.	728,939
197,200	1,5	Media & Entertainment Holdings, Inc.	0
185,300	1	RHJ International	1,201,691
2,090,874		Rural Electrification Corp. Ltd.	8,808,270
108,700	4	Transatlantic Holdings, Inc.	5,142,597
345,900		Willis Group Holdings Ltd.	8,619,828
758,300	1,4	Xinyuan Real Estate Co. Ltd, ADR	5,156,440
		TOTAL	55,901,469
		Health Care--20.1%
59,000	1,2,3,5	Adaltis, Inc.	0
641,543	1,5	Adaltis, Inc.	0
253,000	1,2,3,5	Adaltis, Inc.	0
551,550	1	Alkermes, Inc.	5,691,996
51,806	1,4	Amylin Pharmaceuticals, Inc.	762,066
576,400	1	Anadys Pharmaceuticals, Inc.	1,498,640
807,868	1	Arena Pharmaceuticals, Inc.	4,120,127
127,195	1,4	Athenahealth, Inc.	4,698,583
475,000	1,4	Auxilium Pharmaceutical, Inc.	14,691,750
400,000	1,4	BioMarin Pharmaceutical, Inc.	6,564,000
644,350	1,4	Catalyst Pharmaceutical Partners Inc.	264,184
30,600	1	Cephalon, Inc.	1,794,690
1,200	1	Conceptus, Inc.	20,148
19,324	1	Crucell NV, ADR	478,655
722,376	1	Cubist Pharmaceuticals, Inc.	14,353,611
314,000		Dishman Pharmaceuticals & Chemicals Ltd.	1,213,107
61,647	1	Durect Corp.	141,788
1,407,352	1,4	Dyax Corp.	5,333,864
931,972	1,4	Dynavax Technologies Corp.	1,705,509
378,563	1	Endologix, Inc.	1,828,459
343,512	1	Epigenomics AG	1,468,822
60,750		Hikma Pharmaceuticals PLC	441,184
171,400	1	Human Genome Sciences, Inc.	2,451,020
199,644	1,4	Illumina, Inc.	7,215,134
89,200	1,4	Insulet Corp.	597,640
474,820	1,4	Isis Pharmaceuticals, Inc.	8,679,710
22,967	1,4	LifeWatch AG	405,117
115,492	1	Masimo Corp.	2,823,779
219,576	1,4	Momenta Pharmaceuticals, Inc.	2,382,400
170,000	1	Mylan Laboratories, Inc.	2,242,300
436,900	1,4	Neurocrine Biosciences, Inc.	1,393,711
442,300	1	OSI Pharmaceuticals, Inc.	14,945,317
327,300	1	Orexigen Therapeutics, Inc.	2,677,314
280,981	1	Orthofix International NV	7,828,131
619,000	1	Orthovita, Inc.	4,029,690
1,101,700	1	Penwest Pharmaceuticals Co.	3,018,658
46,265	1	Pharmacyclics, Inc.	61,995
409,200	1,4	Phase Forward, Inc.	5,810,640
239,400		Piramal Healthcare Ltd.	1,554,228
600,365	1	Progenics Pharmaceuticals, Inc.	3,410,073
256,478	1	Protalix Biotherapeutics, Inc.	1,782,522
148,700	1,4	Qiagen NV	2,837,904
145,200	1,4	Regeneron Pharmaceuticals, Inc.	3,113,088
169,720	1	Repligen Corp.	911,396
208,400	1	Rigel Pharmaceuticals, Inc.	1,735,972
140,400	1	SXC Health Solutions Corp.	4,150,224
343,200	1	Savient Pharmaceuticals, Inc.	5,350,488
322,400	1,4	Seattle Genetics, Inc.	3,884,920
28,500	1	Solta Medical, Inc.	43,035
1,149,200	1	Spectrum Pharmaceuticals, Inc.	7,699,640
611,100	1	ThermoGenesis Corp.	403,326
235,700	1,5	Valera Pharmaceuticals, Inc.	0
235,700	1,5	Valera Pharmaceuticals, Inc.	0
1,311,330	1	Vical, Inc.	4,681,448
744,089	1,4	Warner Chilcott Ltd., Class A	11,235,744
		TOTAL	186,427,747
		Industrials--20.5%
141,600		Actuant Corp.	1,818,144
67,300	1	Aecom Technology Corp.	2,180,520
24,932,565	1	Aramex PJSC	11,200,308
454,350		CLARCOR, Inc.	15,043,529
132,300	1,4	CoStar Group, Inc.	4,859,379
86,507		Con-way, Inc.	3,940,394
108,000	1	Copart, Inc.	3,813,480
380,000	1,4	DigitalGlobe Inc.	6,916,000
280,700	1	Dynamex, Inc.	4,370,499
93,500	1,4	Dyncorp International, Inc., Class A	1,898,985
1,527,300	1	Express-1 Expedited Solutions	1,328,751
94,200	1,4	First Solar, Inc.	14,543,538
887,891	4	Forward Air Corp.	20,536,919
231,256	1,4	GeoEye, Inc.	5,735,149
320,100	1,4	GlobalOptions Group, Inc.	656,205
67,088	1	IESI-BFC Ltd.	892,941
109,440	1,4	IHS, Inc., Class A	5,465,434
1,764,988	1,4	Innovative Solutions and Support, Inc.	6,336,307
101,300	1	Iron Mountain, Inc.	2,958,973
5,196,000	1,4	Jet Blue Airways Corp.	26,551,560
257,200	4	Landstar System, Inc.	9,434,096
260,623		Max India Ltd.	1,131,903
79,426	1,4	Monster Worldwide, Inc.	1,034,921
579,100	1	Quality Distribution, Inc.	1,737,300
3,242,224	1,4	Satcon Technology Corp.	6,127,803
193,600		Simpson Manufacturing Co., Inc.	5,498,240
500,620	1,4	Spire Corp.	2,733,385
76,414	4	Trinity Industries, Inc.	1,066,739
194,688		Vicor Corp.	1,536,088
1,350,000	1,4	Yingli Green Energy Holding Co. Ltd., ADR	17,914,500
		TOTAL	189,261,990
		Information Technology--16.4%
1,601,000	1	Access Integrated Technology, Inc., Class A	1,440,900
129,000	1,4	Blackboard, Inc.	4,382,130
565,900	1	Commvault Systems, Inc.	9,852,319
438,000	1	Compellent Technologies, Inc.	6,959,820
1,025,300	1,4	Entropic Communications, Inc.	3,229,695
423,683	1	Fundtech Ltd.	4,152,094
951,600	1	Gilat Satellite Networks	4,653,324
183,990	1	I2 Technologies, Inc.	2,476,505
672,003	1	Kenexa Corp.	8,198,437
36,400		Lender Processing Services	1,244,152
97,300	1	LogMeIn, Inc.	1,898,323
825,296	1	MEMC Electronic Materials, Inc.	14,541,716
61,040	1	Magma Design Automation	89,729
112,949	1	ManTech International Corp., Class A	6,020,182
384,289	1,4	Microsemi Corp.	5,245,545
221,500	1,4	NIC, Inc.	1,681,185
1,215,020	1,4	NaviSite, Inc.	1,652,427
500,004	1	Netezza Corp.	4,520,036
425,000	1,4	ON Semiconductor Corp.	3,102,500
562,000	1	Omniture, Inc.	7,688,160
608,300	1	Onvia.com, Inc.	3,497,725
467,500	1	Parametric Technology Corp.	6,035,425
127,300	1,4	Perfect World Co. Ltd., ADR	4,554,794
1,920,000	1	Phoenix Technology Ltd.	6,355,200
605,800	1	RADWARE Ltd.	5,512,780
463,000	1	Redecard SA	6,886,373
447,309	1,4	Solera Holdings, Inc.	12,046,031
61,200	1	Switch & Data Facilities Co.	850,068
76,300	1	TNS, Inc.	1,749,559
322,850	1	Telecity Group PLC	1,817,457
139,374	1	Tier Technologies, Inc., Class B	1,031,368
211,674	1,4	ValueClick, Inc.	2,434,251
1,823,500	1	WebMediaBrands, Inc.	948,220
2,647,002	1	iPass, Inc.	4,711,664
		TOTAL	151,460,094
		Materials--3.8%
500,000		Commercial Metals Corp.	8,270,000
379,350	4	Eagle Materials, Inc.	10,356,255
1,722,100		Nine Dragons Paper Holdings Ltd.	1,775,418
97,700		Steel Dynamics, Inc.	1,598,372
900,000	1	Thompson Creek Metals Co., Inc.	13,095,000
		TOTAL	35,095,045
		Telecommunication Services--0.9%
183,209	4	NTELOS Holdings Corp.	2,837,907
533,700	1	TW Telecom, Inc.	5,283,630
		TOTAL	8,121,537
		Utilities--1.1%
363,860	1,2,3	EDP Renovaveis SA	3,736,062
125,600		ITC Holdings Corp.	5,991,120
		TOTAL	9,727,182
		TOTAL COMMON STOCKS (IDENTIFIED COST $833,122,903)	826,478,117
		WARRANTS--0.1%
		Consumer Discretionary--0.0%
160,372	1	Point Therapeutics, Inc.	5
		Financials--0.0%
138,889	1	China Housing & Land Development, Inc.	435,708
		Health Care--0.1%
224,540	1	Adaltis, Inc.	0
131,950	1	Anadys Pharmaceuticals, Inc.	289,525
20,850	1	Clinical Data, Inc.	1,069
144,960	1	Cortex Pharmaceuticals, Inc.	106
201,055	1	Medicure, Inc.	0
94,000	1	Spectrum Pharmaceuticals, Inc.	250,341
238,639	1	Vical, Inc.	399,542
		TOTAL	940,583
		TOTAL WARRANTS (IDENTIFIED COST $101,755)	1,376,296
		PREFERRED STOCKS--2.1%
		Consumer Discretionary--1.5%
36,700		Autoliv, Inc., Conv. Pfd.	1,817,384
43,313	1,2,3	Callaway Golf Co., Conv. Pfd., Series B, $1.88 Annual Dividend	4,861,884
17,800		Johnson Controls, Inc., Conv. Pfd., $3.10 Annual Dividend	2,314,000
4,000	2,3	Lodgenet Entertainment, Conv. Pfd., Series B	5,060,400
		TOTAL	14,053,668
		Health Care--0.5%
792,576		Bellus Health, Inc., Conv. Pfd., Series A	221,921
5,000	1,4	Mylan Laboratories, Inc., Conv. Pfd.	4,410,000
		TOTAL	4,631,921
		Utilities--0.1%
15,200		Great Plains Energy, Inc., Conv. Pfd, $1.95 Annual Dividend	888,136
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,156,844)	19,573,725
		CORPORATE BONDS--4.5%
		Consumer Discretionary--1.9%
$830,000		Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	798,875
12,996,000	4	Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013	9,755,525
1,571,000		Newell Rubbermaid, Inc., Sr. Note, 5.50%, 3/15/2014	2,621,119
786,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 10.60%, 4/15/2019	930,394
1,975,000		Regis Corp., Conv. Bond, 5.00%, 7/15/2014	2,198,669
880,500	2,3	Wendy's / Arby's Group INC, Sr. Unsecd. Note, 10.00%, 7/15/2016	911,318
		TOTAL	17,215,900
		Energy--0.0%
387,000		Sesi LLC, 1.50%, 12/15/2026	321,783
		Financials--0.4%
1,087,000	2,3	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	1,219,940
1,179,000	2,3	Digital Realty Trust, Inc., Conv. Bond, 5.50%, 4/15/2029	1,298,044
956,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	742,493
520,000		Washington REIT, Conv. Bond, 3.875%, 9/15/2026	497,835
372,000		Washington REIT, Conv. Bond, Series 1, 3.875%, 9/15/2026	356,144
		TOTAL	4,114,456
		Health Care--0.4%
1,169,000		CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	1,042,164
366,000		Charles River Laboratories International, Inc., 2.25%, 6/15/2013	335,970
973,000		Chemed Corp., Conv. Bond, 1.875%, 5/15/2014	807,609
412,000	4	Cubist Pharmaceuticals, Inc., 2.25%, 6/15/2013	385,024
672,000		Kendle International, Inc., Conv. Bond, 3.375%, 7/15/2012	536,249
320,000		Wilson Greatbatch Technology, Inc., 2.25%, 6/15/2013	305,798
733,000		Wright Medical Group, Inc., 2.625%, 12/1/2014	559,279
		TOTAL	3,972,093
		Industrials--0.7%
545,000		Charles River Associates, Inc., Conv. Bond, 2.875%, 6/15/2034	504,180
900,000	2,3	Covanta Holding Corp., Conv. Bond, Series 144A, 3.25%, 6/1/2014	983,700
1,271,000		Griffon Corp., 4.00%, 7/18/2023	1,226,769
814,000		Jet Blue Airways Corp., Conv. Bond, Series A, 6.75%, 10/15/2039	994,830
814,000		Jet Blue Airways Corp., Conv. Bond, Series B, 6.75%, 10/15/2039	987,504
1,132,000		Mastec, Inc., Conv. Bond, 4.00%, 6/15/2014	1,049,421
1,000,000	4	UAL Corp., Conv. Bond, 5.00%, 2/1/2021	471,958
		TOTAL	6,218,362
		Information Technology--0.8%
1,177,000		Anixter International, Inc., Sr. Note, 10.00%, 3/15/2014	1,224,080
568,000		Arris Group, Inc., Conv. Bond, 2.00%, 11/15/2026	566,309
543,000	2,3	Comtech Telecommunications Corp., Conv. Bond, 3.00%, 5/1/2029	578,675
264,000		Diodes, Inc., 2.25%, 10/1/2026	242,018
212,000		EarthLink Network, Inc., Conv. Bond, 3.25%, 11/16/2026	229,766
606,000		FEI Co., 2.875%, 6/1/2013	622,683
731,000		Flextronics International Ltd., Conv. Bond, 1.00%, 8/1/2010	703,465
860,000		GSI Commerce, Inc., Conv. Bond, 2.50%, 6/1/2027	740,075
462,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	481,483
863,000		Lawson Software Inc., 2.50%, 4/15/2012	785,617
193,000	2,3	Mentor Graphics Corp., Conv. Bond, 6.25%, 3/1/2026	169,819
327,423		Tech Data Corp., Conv. Bond, 2.75%, 12/15/2026	316,782
393,000		Teradyne, Inc., 4.50%, 3/15/2014	639,038
		TOTAL	7,299,810
		Materials--0.1%
390,000	2,3	BWay Corp., Sr. Sub. Note, 10.00%, 4/15/2014	397,800
197,000		Steel Dynamics, Inc., Conv. Bond, 5.125%, 6/15/2014	238,272
		TOTAL	636,072
		Telecommunication Services--0.1%
887,000	2,3	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	962,572
		Utilities--0.1%
785,000		National Fuel Gas Co., Note, 8.75%, 5/1/2019	905,895
		TOTAL CORPORATE BONDS (IDENTIFIED COST $33,541,570)	41,646,943
		CORPORATE NOTE--0.2%
		Information Technology--0.2%
1,546,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027 (IDENTIFIED COST$1,007,640)	1,476,090
		EXCHANGE-TRADED FUNDS--2.9%
220,700	4	iShares Russell 2000 Growth Index Fund	13,469,321
245,500	4	iShares Russell 2000 Index Fund	13,657,165
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $24,346,464)	27,126,486
		MUTUAL FUND—27.2%
251,628,412	6,7,8	Prime Value Obligations Fund, Institutional Shares, 0.51% (AT NET ASSET VALUE)	251,628,412
		TOTAL INVESTMENTS—126.3% (IDENTIFIED COST $1,159,905,588)9	1,169,306,069
		OTHER ASSETS AND LIABILITIES – NET– (26.3)%10	(243,815,090)
		TOTAL NET ASSETS—100%	$925,490,979

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $36,317,359, which represented 3.9% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2009, these liquid restricted securities amounted to $36,317,359, which represented 3.9% of total net assets.

4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$222,408,480	$234,227,259
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9
At July 31, 2009, the cost of investments for federal tax purposes was $1,156,576,494. The net unrealized appreciation of investments for federal tax purposes was $12,729,575. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $162,369,598 and net unrealized depreciation from investments for those securities having an excess of cost over value of $149,640,023.

10
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Equity securities (including shares of Exchange-Traded Funds) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$625,499,192	$---	$---	$625,499,192
International	220,552,650	---	---	220,552,650
Debt securities
Corporate Bonds	---	41,646,943	---	41,646,943
Corporate Note	---	1,476,090	---	1,476,090
Warrants	---	1,376,296	---	1,376,296
Exchange-Traded Funds	27,126,486	---	---	27,126,486
Mutual Funds	251,628,412	---	---	251,628,412
Total Securities	$1,124,806,740	$44,499,329	$---	$1,169,306,069

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of November 1, 2008	$ -
Change in unrealized appreciation (depreciation)	(47,468)
Transfers in and/or out of level 3	47,468
Balance as of July 31, 2009	$ -
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2009.	$ -

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt
REIT	--Real Estate Investment Trust

Federated Market Opportunity Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Shares, Principal Amount or Foreign Par Amount			Value In U.S. Dollars
		COMMON STOCKS — 32.9%
		Biotechnology —1.1%
265,000	1	Cephalon, Inc.	$ 15,542,250
		Chemicals—1.6%
262,600	1	Intrepid Potash, Inc.	6,633,276
335,000		The Mosaic Co.	17,470,250
		TOTAL	24,103,526
		Energy Equipment & Services—7.7%
340,000		Baker Hughes, Inc.	13,770,000
605,800		ENSCO International, Inc.	22,953,762
553,700		Noble Corp.	18,748,282
1,315,000		Rowan Cos., Inc.	28,048,950
950,030	1	Unit Corp.	30,106,451
		TOTAL	113,627,445
		Food Products—1.1%
250,000		Archer-Daniels-Midland Co.	7,530,000
130,000		Bunge Ltd.	9,096,100
		TOTAL	16,626,100
		Health Care Equipment & Supplies —0.9%
340,000		Stryker Corp.	13,219,200
		Machinery—0.7%
345,000	1	AGCO Corp.	10,853,700
		Metals & Mining—11.4%
135,000		Agnico Eagle Mines Ltd.	7,904,250
808,000		Barrick Gold Corp.	28,199,200
418,000		Goldcorp, Inc., Class A	15,754,420
1,485,000		Harmony Gold Mining Co. Ltd., ADR	13,751,100
1,565,000		Kinross Gold Corp.	30,736,600
330,000		Newmont Mining Corp.	13,645,500
809,700	1	Pan American Silver Corp.	15,959,187
4,640,000		Yamana Gold, Inc.	44,033,600
		TOTAL	169,983,857
		Oil Gas & Consumable Fuels—1.7%
450,000		Chesapeake Energy Corp.	9,648,000
493,945		Enerplus Resources Fund	10,768,001
485,000	1	Stone Energy Corp.	5,267,100
		TOTAL	25,683,101
		Pharmaceuticals —4.7%
225,000		Abbott Laboratories	10,122,750
330,000		Astellas Pharma, Inc.	12,589,696
750,000		Bristol-Myers Squibb Co.	16,305,000
250,000		Novartis AG	11,449,025
460,000		Takeda Pharmaceutical Co. Ltd.	18,618,758
		TOTAL	69,085,229
		Real Estate Investment Trusts (REITs)—0.6%
470,000		Healthcare Realty Trust, Inc.	9,122,700
		Wireless Telecommunication Services—1.4%
14,500		NTT DoCoMo, Inc.	21,024,042
		TOTAL COMMON STOCKS (IDENTIFIED COST $388,349,147)	488,871,150
		U.S. TREASURY—24.8%
$ 30,000,000	2,3	United States Treasury Bill, 0.157%, 9/10/2009	29,995,725
250,000	2	United States Treasury Bill, 0.180%, 10/8/2009	249,924
51,000,000	2,3	United States Treasury Bill, 0.220%, 9/3/2009	50,994,400
18,000,000	2,3	United States Treasury Bill, 0.265%, 12/3/2009	17,988,106
75,000,000	2,3,4	United States Treasury Bill, 0.290%, 11/19/2009	74,958,375
60,000,000	2,3	United States Treasury Bills, 0.175% - 0.180%, 10/29/2009	59,975,340
60,000,000	2,3	United States Treasury Bills, 0.175% - 0.185%, 10/22/2009	59,976,666
33,500,000	4	United States Treasury Bond, 3.50%, 2/15/2039	29,027,228
46,000,000		United States Treasury Bond, 4.25%, 5/15/2039	45,622,657
		TOTAL U.S. TREASURY (IDENTIFIED COST $369,838,982)	368,788,421
		GOVERNMENTS/AGENCIES — 6.6%
23,500,000		Argentina, Government of, Bond, 0.938%, 8/3/2012	6,051,250
10,401,350		Argentina, Government of, Note, 8.28%, 12/31/2033	6,110,793
23,500,000		Argentina, Government of, Sr. Unsecd. Note, 1.683%, 8/3/2009	3,012,700
22,200,000		Brazil, Government of, Note, 10.00%, 1/1/2012	11,727,359
11,900,000		Brazil, Government of, Note, 6.00%, 5/15/2015	11,558,509
11,850,000,000		Colombia, Government of, Unsub., 11.75%, 3/1/2010	5,983,264
530,000,000		Hungary, Government of, 8.00%, 2/12/2015	2,755,286
40,800,000		Poland, Government of, Bond, 5.25%, 10/25/2017	13,494,035
78,500,000		Republic of South Africa, Bond, 7.50%, 1/15/2014	9,714,365
21,200,000	5	Turkey, Government of, 14.686%, 11/3/2010	12,761,940
21,900,000		Venezuela, Government of, 9.375%, 1/13/2034	14,070,750
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $98,384,936)	97,240,251
		EXCHANGE TRADED FUND — 3.1%
1,800,000		PowerShares DB Agriculture Fund (IDENTIFIED COST $44,141,944)	45,666,000
		MUTUAL FUNDS — 35.3%
1,200,000		Central Fund of Canada Ltd.	14,364,000
510,691,994	6,7	Prime Value Obligations Fund, Institutional Shares, 0.51%	510,691,994
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $523,901,874)	525,055,994
		TOTAL INVESTMENTS—102.7% (IDENTIFIED COST $1,424,616,883)8	1,525,621,816
		OTHER ASSETS AND LIABILITIES—NET—(2.7%)9	(39,860,124)
		TOTAL NET ASSETS—100%	$1,485,761,692

SCHEDULE OF SECURITIES SOLD SHORT
475,000	Aeropostale, Inc.	$ 17,290,000
205,000	Amazon.com, Inc.	17,580,800
650,000	American Express Co.	18,414,500
820,000	AutoNation, Inc.	16,957,600
75,000	AutoZone, Inc.	11,517,750
420,000	Best Buy Co., Inc.	15,695,400
895,000	Brinker International, Inc.	14,892,800
2,000,000	Brocade Communications Systems, Inc.	15,720,000
800,000	Cheesecake Factory, Inc.	15,496,000
330,000	Credit Suisse Group AG, ADR	15,632,100
360,000	Darden Restaurants, Inc.	11,660,400
420,000	F5 Networks, Inc.	15,590,400
60,000	First Solar, Inc.	9,263,400
2,970,000	Ford Motor Co.	23,760,000
300,000	Freeport-McMoRan Copper & Gold, Inc.	18,090,000
1,360,000	Goodyear Tire & Rubber Co.	23,147,200
420,000	ICICI Bank Ltd., ADR	13,167,000
400,000	Iron Mountain, Inc.	11,684,000
380,000	ISHARES FTSE/XINHUA CHINA 25	15,906,800
1,325,000	IShares MSCI Emerging Mkt	47,329,000
750,000	Jefferies Group, Inc.	17,145,000
550,000	Juniper Networks, Inc.	14,371,500
1,050,000	Macy's, Inc.	14,605,500
70,000	Mastercard, Inc.	13,582,100
360,000	O'Reilly Automotive, Inc.	14,637,600
440,000	Ross Stores, Inc.	19,399,600
470,000	SBA Communications, Corp.	12,262,300
435,000	Scotts Co.	16,986,750
750,000	Starbucks Corp.	13,275,000
570,000	Starwood Hotels & Resorts Worldwide, Inc.	13,457,700
350,000	TJX Cos., Inc.	12,680,500
600,000	U.S. Bancorp	12,246,000
630,000	Wells Fargo & Co.	15,409,800
840,000	Whole Foods Market, Inc.	20,319,600
360,000	WMS Industries, Inc.	13,017,600
1,050,000	Wyndham Worldwide Corp.	14,647,500
475,000	Yum! Brands, Inc.	16,843,500
	TOTAL SECURITIES SOLD SHORT (Proceeds $537,255,739)	$ 603,682,700

At July 31, 2009, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1 Russell 2000 Index Short Futures, 9/18/2009	4,500	$250,155,000	September 2009	$ (21,284,403)
1 S&P 500 Index Short Futures	670	$164,887,000	September 2009	$ (9,739,650)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$ (31,024,053)

At July 31, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/4/2009	30,420,000 BRL	$13,000,000	$16,291,060	$3,291,060
8/4/2009	10,421,848 BRL	$5,498,205	$5,581,293	$83,088
8/4/2009	14,866,150 CHF	$13,897,754	$13,911,653	$13,899
8/4/2009	275,183,869 JPY	$2,876,086	$2,908,152	$32,066
8/7/2009	15,432,390 CHF	18,300,000 AUD	$14,441,929	$(29,148)
8/7/2009	18,300,000 AUD	15,292,395 CHF	$15,296,556	$1,794,016
8/17/2009	8,300,990 BRL	$3,872,633	$4,433,632	$560,999
8/17/2009	438,750,000 TWD	$13,500,000	$13,391,206	$(108,794)
8/28/2009	22,400,000 GBP	3,382,624,000 JPY	$37,415,814	$1,753,549
8/28/2009	3,408,048,000 JPY	22,400,000 GBP	$36,025,865	$186,826
9/3/2009	129,174,600 SEK	18,637,762 CHF	$17,904,096	$458,970
9/3/2009	86,321,660 NOK	14,841,080 CHF	$14,070,331	$118,654
9/3/2009	129,174,600 SEK	12,306,914 EUR	$17,904,096	$458,970
9/15/2009	133,052,131 NOK	$20,821,604	$21,680,207	$858,603
10/2/2009	86,875,600 NOK	15,200,000 CAD	$14,149,416	$120,042
10/2/2009	46,761,000,000 IDR	$4,504,913	$4,651,129	$146,216
10/7/2009	19,956,274 SGD	15,287,504 CHF	$13,862,259	$313,266
10/8/2009	19,956,274 SGD	1,337,120,249 JPY	$13,862,220	$313,191
10/8/2009	1,305,639,226 JPY	19,956,274 SGD	$13,807,327	$80,584
10/13/2009	2,133,300,000 CLP	$3,900,000	$3,956,286	$56,286
10/13/2009	11,836,500 PEN	$3,900,000	$3,955,477	$55,477
5/7/2010	5,868,120,000 KRW	$4,740,000	$4,777,821	$37,821
5/14/2010	165,900,000 RUB	$4,740,000	$5,003,921	$263,921
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
8/4/2009	30,420,000 BRL	$16,116,556	$16,291,060	$(174,504)
8/4/2009	10,421,848 BRL	$5,462,185	$5,581,294	$(119,109)
8/4/2009	14,866,150 CHF	$13,000,000	$13,911,653	$(911,653)
8/7/2009	15,292,395 CHF	18,300,000 AUD	$14,310,919	$(808,379)
8/7/2009	18,300,000 AUD	15,432,390 CHF	$15,296,556	$(825,479)
8/17/2009	14,949,225 CHF	$13,500,000	$13,991,039	$(491,039)
8/17/2009	11,985,800 PEN	$3,872,633	$4,012,387	$(139,754)
8/28/2009	22,400,000 GBP	3,408,048,000 JPY	$37,415,814	$(1,576,775)
8/28/2009	3,382,624,000 JPY	22,400,000 GBP	$35,757,113	$(94,847)
8/28/2009	25,424,000 JPY	$265,085	$268,753	$(3,668)
9/3/2009	12,306,914 EUR	129,174,600 SEK	$17,542,212	$(97,086)
9/3/2009	14,841,080 CHF	86,321,660 NOK	$13,892,032	$59,644
9/3/2009	18,637,762 CHF	129,174,600 SEK	$17,445,926	$(801)
10/2/2009	15,200,000 CAD	86,875,600 NOK	$14,113,736	$(84,362)
10/2/2009	82,684,196 CAD	$76,114,033	$76,775,193	$(661,160)
10/2/2009	69,512,603 CAD	$63,878,518	$64,544,905	$(666,387)
10/7/2009	15,287,504 CHF	19,956,274 SGD	$14,314,955	$(765,962)
10/8/2009	19,956,274 SGD	1,305,639,226 JPY	$13,862,220	$(135,477)
10/8/2009	1,337,120,249 JPY	19,956,274 SGD	$14,140,243	$(591,214)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$2,771,550

At July 31, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/4/2009	30,420,000 BRL	$13,000,000	$16,291,060	$3,291,060
8/4/2009	10,421,848 BRL	$5,498,205	$5,581,293	$83,088
8/4/2009	14,866,150 CHF	$13,897,754	$13,911,653	$13,899
8/4/2009	275,183,869 JPY	$2,876,086	$2,908,152	$32,066
8/7/2009	15,432,390 CHF	18,300,000 AUD	$14,441,929	$(29,148)
8/7/2009	18,300,000 AUD	15,292,395 CHF	$15,296,556	$1,794,016
8/17/2009	8,300,990 BRL	$3,872,633	$4,433,632	$560,999
8/17/2009	438,750,000 TWD	$13,500,000	$13,391,206	$(108,794)
8/28/2009	22,400,000 GBP	3,382,624,000 JPY	$37,415,814	$1,753,549
8/28/2009	3,408,048,000 JPY	22,400,000 GBP	$36,025,865	$186,826
9/3/2009	129,174,600 SEK	18,637,762 CHF	$17,904,096	$458,970
9/3/2009	86,321,660 NOK	14,841,080 CHF	$14,070,331	$118,654
9/3/2009	129,174,600 SEK	12,306,914 EUR	$17,904,096	$458,970
9/15/2009	133,052,131 NOK	$20,821,604	$21,680,207	$858,603
10/2/2009	86,875,600 NOK	15,200,000 CAD	$14,149,416	$120,042
10/2/2009	46,761,000,000 IDR	$4,504,913	$4,651,129	$146,216
10/7/2009	19,956,274 SGD	15,287,504 CHF	$13,862,259	$313,266
10/8/2009	19,956,274 SGD	1,337,120,249 JPY	$13,862,220	$313,191
10/8/2009	1,305,639,226 JPY	19,956,274 SGD	$13,807,327	$80,584
10/13/2009	2,133,300,000 CLP	$3,900,000	$3,956,286	$56,286
10/13/2009	11,836,500 PEN	$3,900,000	$3,955,477	$55,477
5/7/2010	5,868,120,000 KRW	$4,740,000	$4,777,821	$37,821
5/14/2010	165,900,000 RUB	$4,740,000	$5,003,921	$263,921
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
8/4/2009	30,420,000 BRL	$16,116,556	$16,291,060	$(174,504)
8/4/2009	10,421,848 BRL	$5,462,185	$5,581,294	$(119,109)
8/4/2009	14,866,150 CHF	$13,000,000	$13,911,653	$(911,653)
8/7/2009	15,292,395 CHF	18,300,000 AUD	$14,310,919	$(808,379)
8/7/2009	18,300,000 AUD	15,432,390 CHF	$15,296,556	$(825,479)
8/17/2009	14,949,225 CHF	$13,500,000	$13,991,039	$(491,039)
8/17/2009	11,985,800 PEN	$3,872,633	$4,012,387	$(139,754)
8/28/2009	22,400,000 GBP	3,408,048,000 JPY	$37,415,814	$(1,576,775)
8/28/2009	3,382,624,000 JPY	22,400,000 GBP	$35,757,113	$(94,847)
8/28/2009	25,424,000 JPY	$265,085	$268,753	$(3,668)
9/3/2009	12,306,914 EUR	129,174,600 SEK	$17,542,212	$(97,086)
9/3/2009	14,841,080 CHF	86,321,660 NOK	$13,892,032	$59,644
9/3/2009	18,637,762 CHF	129,174,600 SEK	$17,445,926	$(801)
10/2/2009	15,200,000 CAD	86,875,600 NOK	$14,113,736	$(84,362)
10/2/2009	82,684,196 CAD	$76,114,033	$76,775,193	$(661,160)
10/2/2009	69,512,603 CAD	$63,878,518	$64,544,905	$(666,387)
10/7/2009	15,287,504 CHF	19,956,274 SGD	$14,314,955	$(765,962)
10/8/2009	19,956,274 SGD	1,305,639,226 JPY	$13,862,220	$(135,477)
10/8/2009	1,337,120,249 JPY	19,956,274 SGD	$14,140,243	$(591,214)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$2,771,550

1	Non-income producing security.
2	Discount rate at time of purchase.
3	All or a portion of these securities are held as collateral for open short positions.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Zero coupon bond, reflects effective rate at time of purchase.
6	Affiliated company.
7	7-Day net yield.
8
At July 31, 2009, the cost of investments for federal tax purposes was $1,403,581,724.  The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contracts, securities sold short and futures contracts was $122,040,092.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $130,438,224 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,398,132.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

	Shares of other mutual funds are valued based upon their reported NAVs.


Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;


With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and


Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

	Level 1 Quoted Prices And Investments In Mutual Funds	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Equity Securities
Domestic	$ 239,334,989	$ -	$ -	$ 239,334,989
International	249,536,161	-	-	249,536,161
Debt Securities
U.S. Treasury	-	368,788,421	-	368,788,421
Government/Agencies	-	97,240,251	-	97,240,251
Exchange-Traded Fund	45,666,000	-	-	45,666,000
Mutual Funds	525,055,994	-	-	525,055,994
Total Securities	$ 1,059,593,144	$466,028,672	$ -	$1,525,621,816
Other financial instruments*	$ (634,706,753)	$ 2,771,550	$ -	$(631,935,203)

*Other financial instruments include securities sold short, futures contracts, and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Hybrid Notes
Balance as of November 1, 2008	$3,448,916
Realized gain (loss)	(29,098,921)
Change in unrealized appreciation (depreciation)	38,071,557
Net purchases (sales)	(12,421,552)
Balance as of July 31, 2009	$-

The following acronyms are used throughout this portfolio:
ADR	--American Depositary Receipt
AUD	--Australian Dollar
BRL	--Brazil Real
CAD	--Canadian Dollars
CHF	--Swiss Franc
CLP	--Chilean Peso
EUR	--Euro
GBP	--Great Britain Pound
IDR	--Indonesian Rupiah
JPY	--Japanese Yen
KRW	--South Korean Won
NOK	--Norwegian Krone
PEN	--Peruvian Nuevo
REIT	--Real Estate Investment Trust
RUB	--Russian Ruble
SEK	--Swedish Krona
SGD	--Singapore Dollar
TWD	--New Taiwan Dollar

Federated Mid Cap Growth Strategies Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS—93.9%
		Consumer Discretionary--17.4%
100,800		Advance Auto Parts, Inc.	$4,659,984
49,600	1	Apollo Group, Inc., Class A	3,424,384
110,500	1	Bed Bath & Beyond, Inc.	3,839,875
41,900	2	Best Buy Co., Inc.	1,565,803
49,180		BorgWarner, Inc.	1,632,284
97,200	1	Coach, Inc.	2,876,148
91,600		Darden Restaurants, Inc.	2,966,924
103,300	1	Gymboree Corp.	4,109,274
115,200	1,2	Kohl's Corp.	5,592,960
113,900		Magna International, Inc., Class A	5,804,344
51,700	2	Nordstrom, Inc.	1,366,948
185,200	2	Penney (J.C.) Co., Inc.	5,583,780
30,300		Sherwin-Williams Co.	1,749,825
51,600		Starwood Hotels & Resorts Worldwide, Inc.	1,218,276
197,100		TJX Cos., Inc.	7,140,933
515,633		Wendy's / Arby's Group, Inc.	2,361,599
51,300		Yum! Brands, Inc.	1,819,098
		TOTAL	57,712,439
		Consumer Staples--5.9%
160,800	2	Avon Products, Inc.	5,206,704
49,800		Clorox Corp.	3,038,298
108,100	1	Dean Foods Co.	2,290,639
28,300	1	Energizer Holdings, Inc.	1,812,898
83,900		H.J. Heinz Co.	3,226,794
179,700		Kroger Co.	3,841,986
		TOTAL	19,417,319
		Energy--5.3%
60,300		CONSOL Energy, Inc.	2,142,459
47,500	1,2	Cameron International Corp.	1,483,425
112,700		Foundation Coal Holdings, Inc.	4,049,311
45,200		Murphy Oil Corp.	2,630,640
89,453	1	Petrohawk Energy Corp.	2,171,919
59,600		Smith International, Inc.	1,497,748
88,100	1	Southwestern Energy Co.	3,649,983
		TOTAL	17,625,485
		Financials--4.9%
294,900		Annaly Capital Management, Inc.	4,969,065
131,400		Bank of America Corp.	1,943,406
21,100		Goldman Sachs Group, Inc.	3,445,630
64,300		Northern Trust Corp.	3,845,783
135,900		Redwood Trust, Inc.	2,208,375
		TOTAL	16,412,259
		Health Care--16.8%
43,900		Abbott Laboratories	1,975,061
105,691	1	Acorda Therapeutics, Inc.	2,669,755
31,100	1	Amgen, Inc.	1,937,841
143,700		Baxter International, Inc.	8,100,369
58,400	1	Cephalon, Inc.	3,425,160
51,000	1	Express Scripts, Inc., Class A	3,572,040
44,300	1,2	Genzyme Corp.	2,298,727
528,800	1	Health Management Association, Class A	3,188,664
73,300	1,2	Illumina, Inc.	2,649,062
300,500	1	King Pharmaceuticals, Inc.	2,725,535
42,913		Life Technologies, Inc.	1,953,829
146,039	1	Momenta Pharmaceuticals, Inc.	1,584,523
141,200	1,2	Myriad Genetics, Inc.	3,871,704
136,600	1	Regeneron Pharmaceuticals, Inc.	2,928,704
352,200	1	Seattle Genetics, Inc.	4,244,010
43,600		Universal Health Services, Inc., Class B	2,424,596
88,100	1	Vertex Pharmaceuticals, Inc.	3,172,481
153,100	1	Xenoport, Inc.	3,109,461
		TOTAL	55,831,522
		Industrials--11.8%
66,500		AMETEK, Inc.	2,151,940
28,500	1,2	Alliant Techsystems, Inc.	2,243,520
64,600		C.H. Robinson Worldwide, Inc.	3,522,638
61,800		Expeditors International Washington, Inc.	2,096,874
36,100		Flowserve Corp.	2,915,797
40,600		Fluor Corp.	2,143,680
69,500	1	Foster Wheeler AG	1,605,450
51,008		Harsco Corp.	1,403,230
51,000	1,2	Jacobs Engineering Group, Inc.	2,089,980
592,500	1	Jet Blue Airways Corp.	3,027,675
75,400		Precision Castparts Corp.	6,017,674
127,300		Roper Industries, Inc.	6,087,486
46,800		SPX Corp.	2,471,976
28,500	1	Stericycle, Inc.	1,459,200
		TOTAL	39,237,120
		Information Technology--20.6%
111,400	1	3Par, Inc.	1,068,326
264,800	1	Activision Blizzard, Inc.	3,031,960
208,000	1,2	Agilent Technologies, Inc.	4,829,760
92,400	2	Altera Corp.	1,726,956
248,400	1,2	Amdocs Ltd.	5,941,728
77,000		Analog Devices, Inc.	2,107,490
10,650	1	Apple, Inc.	1,740,104
243,300	1,2	Broadcom Corp.	6,868,359
95,700	1	Citrix Systems, Inc.	3,406,920
186,200	1	Cognizant Technology Solutions Corp.	5,509,658
179,300	1,2	Electronic Arts, Inc.	3,849,571
134,400	1	FLIR Systems, Inc.	2,888,256
198,800	1	Juniper Networks, Inc.	5,194,644
97,000	2	KLA-Tencor Corp.	3,092,360
119,800	2	Linear Technology Corp.	3,219,026
59,200	1	MEMC Electronic Materials, Inc.	1,043,104
236,500	1	Marvell Technology Group Ltd.	3,154,910
61,500	1	McAfee, Inc.	2,741,670
168,300	1,2	NVIDIA Corp.	2,176,119
99,700	1	SAIC, Inc.	1,803,573
144,700		Xilinx, Inc.	3,138,543
		TOTAL	68,533,037
		Materials--7.9%
56,800		CF Industries Holdings, Inc.	4,483,792
193,900	1	Crown Holdings, Inc.	4,866,890
129,900		Lubrizol Corp.	7,525,107
87,400	1	Pactiv Corp.	2,200,732
253,600	1	Thompson Creek Metals Co., Inc.	3,689,880
82,800	2	United States Steel Corp.	3,291,300
		TOTAL	26,057,701
		Telecommunication Services--2.1%
107,500	1,2	American Tower Systems Corp.	3,664,675
112,200	1,2	Crown Castle International Corp.	3,224,628
		TOTAL	6,889,303
		Utilities--1.2%
49,100		Atmos Energy Corp.	1,333,556
45,800		NSTAR	1,470,180
39,200		PPL Corp.	1,324,568
		TOTAL	4,128,304
		TOTAL COMMON STOCKS (IDENTIFIED COST $271,031,628)	311,844,489
		EXCHANGE-TRADED FUNDS--1.9%
102,977	2	iShares MSCI Emerging Market Index Fund	3,678,338
66,194		iShares S&P Latin American 40 Index Fund	2,494,190
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $5,458,469)	6,172,528
		MUTUAL FUND—18.4%
61,276,733	3,4,5	Prime Value Obligations Fund, Institutional Shares, 0.51% (AT NET ASSET VALUE)	61,276,733
		TOTAL INVESTMENTS—114.2% (IDENTIFIED COST $337,766,830)6	379,293,750
		OTHER ASSETS AND LIABILITIES – NET– (14.2)%7	(47,264,292)
		TOTAL NET ASSETS—100%	$332,029,458

1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$47,891,283	$49,724,215
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At July 31, 2009, the cost of investments for federal tax purposes was $337,766,830. The net unrealized appreciation of investments for federal tax purposes was $41,526,920. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $49,924,866 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,397,946.

7
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$297,589,905	$---	$---	$297,589,905
International	$14,254,584	---	---	14,254,584
Exchange-Traded Funds	$6,172,528	---	---	6,172,528
Mutual Fund	$61,276,733	---	---	61,276,733
TOTAL SECURITIES	$379,293,750	$---	$---	$379,293,750

Federated Strategic Value Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--97.0%
		Consumer Discretionary--2.6%
359,060		McDonald's Corp.	$19,769,844
		Consumer Staples--28.3%
764,585		Altria Group, Inc.	13,403,175
994,865		Diageo PLC	15,588,364
62,200		General Mills, Inc.	3,664,202
590,070		H.J. Heinz Co.	22,694,092
446,725		Kimberly-Clark Corp.	26,111,076
967,125		Kraft Foods, Inc., Class A	27,408,322
117,500		PepsiCo, Inc.	6,668,125
378,130		Philip Morris International, Inc.	17,620,858
361,770		Procter & Gamble Co.	20,081,853
407,931		Reynolds American, Inc.	17,749,078
402,675		The Coca-Cola Co.	20,069,322
840,802		Unilever PLC	22,191,383
		TOTAL	213,249,850
		Energy--16.1%
410,145		BP PLC, ADR	20,523,656
311,110		Chevron Corp.	21,612,812
445,555		ConocoPhillips	19,475,209
772,107		ENI SpA	17,970,897
776,570		Royal Dutch Shell PLC, Class B	20,158,823
398,540		Total S.A.	22,102,390
		TOTAL	121,843,787
		Financials--1.0%
317,600		Cincinnati Financial Corp.	7,670,040
		Health Care--16.0%
283,500		Abbott Laboratories	12,754,665
1,006,415		Bristol-Myers Squibb Co.	21,879,462
544,715		Eli Lilly & Co.	19,005,106
1,105,481		GlaxoSmithKline PLC	21,218,020
360,315		Johnson & Johnson	21,939,580
800,025		Merck & Co., Inc.	24,008,750
		TOTAL	120,805,583
		Industrials--3.1%
114,600		3M Co.	8,081,592
217,800		Emerson Electric Co.	7,923,564
259,300		Waste Management, Inc.	7,288,923
		TOTAL	23,294,079
		Information Technology--0.5%
141,000		Paychex, Inc.	3,736,500
		Telecommunication Services--17.2%
863,945		AT&T, Inc.	22,661,277
962,710		BCE, Inc.	22,100,551
364,330		CenturyTel, Inc.	11,436,319
850,740		Deutsche Telekom AG, Class REG	10,900,907
692,649		France Telecommunications	17,286,435
612,955		Verizon Communications, Inc.	19,657,467
8,051,874		Vodafone Group PLC	16,503,463
1,017,685		Windstream Corp.	8,925,097
		TOTAL	129,471,516
		Utilities--12.2%
308,495		AGL Resources, Inc.	10,371,602
552,995		Dominion Resources, Inc.	18,691,231
1,057,300		Duke Energy Corp.	16,367,004
430,675		Progress Energy, Inc.	16,985,822
320,040		SCANA Corp.	11,313,414
588,928		Southern Co.	18,492,339
		TOTAL	92,221,412
		TOTAL COMMON STOCKS (IDENTIFIED COST $772,275,782)	732,062,611
		MUTUAL FUND--2.4%
17,748,051	1,2	Prime Value Obligations Fund, Institutional Shares, 0.51% (AT NET ASSET VALUE)	17,748,051
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $790,023,833)3	749,810,662
		OTHER ASSETS AND LIABILITIES – NET– 0.6%4	4,939,139
		TOTAL NET ASSETS—100%	$754,749,801

1	Affiliated company.
2	7-Day net yield.
3
At July 31, 2009, the cost of investments for federal tax purposes was $790,023,833. The net unrealized depreciation of investments for federal tax purposes was $40,213,171. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,007,656 and net unrealized depreciation from investments for those securities having an excess of cost over value of $63,220,827.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$525,517,723	$---	$---	$525,517,723
International	$206,544,888	$---	$---	$206,544,888
Mutual Fund	$17,748,051	$---	$---	$17,748,051
Total Securities	$749,810,662	$---	$---	$749,810,662

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009